Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs
Schedule of unaudited interim condensed consolidated statements of comprehensive income

	Year ended December 31,
	2024	2023	2022
Interest expense (Note 5)	$30,040	$37,387	$25,661
Amortization of deferred financing fees	1,022	1,667	2,032
Other	114	156	218
Total	$31,176	$39,210	$27,911